                               John Hancock Funds

--------------------------------------------------------------------------------


                                  Intermediate
                                    Maturity
                                   Government
                                      Fund


                               SEMI-ANNUAL REPORT

                               September 30, 1995

                                    TRUSTEES

                             EDWARD J. BOUDREAU, JR.

                                JAMES F. CARLIN*

                             WILLIAM H. CUNNINGHAM*

                               CHARLES L. LADNER*

                                 LEO E. LINBECK*

                              PATRICIA P. MCCARTER*

                              STEVEN R. PRUCHANSKY*

                     LT. GEN. NORMAN H. SMITH, USMC (RET.)*

                                 JOHN P. TOOLAN*

                         *Members of the Audit Committee

                                    OFFICERS

                             EDWARD J. BOUDREAU, JR.

                      Chairman and Chief Executive Officer

                               ROBERT G. FREEDMAN

                                Vice Chairman and

                            Chief Investment Officer

                                 ANNE C. HODSDON

                                    President

                                THOMAS H. DROHAN

                       Senior Vice President and Secretary

                                 JAMES B. LITTLE

                            Senior Vice President and

                             Chief Financial Officer

                                 SUSAN S. NEWTON

                      Vice President and Compliance Officer

                               JAMES J. STOKOWSKI

                          Vice President and Treasurer

                                    CUSTODIAN

                         INVESTORS BANK & TRUST COMPANY

                                 89 SOUTH STREET

                           BOSTON, MASSACHUSETTS 02111

                                 TRANSFER AGENT

                   JOHN HANCOCK INVESTOR SERVICES CORPORATION

                                  P.O. BOX 9116

                        BOSTON, MASSACHUSETTS 02205-9116

                               INVESTMENT ADVISER

                           JOHN HANCOCK ADVISERS, INC.

                              101 HUNTINGTON AVENUE

                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR

                            JOHN HANCOCK FUNDS, INC.

                              101 HUNTINGTON AVENUE

                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL

                                  HALE AND DORR

                                 60 STATE STREET

                           BOSTON, MASSACHUSETTS 02109


[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive
 Officer, flush right, next to second paragraph.]


     Chairman's Message

DEAR FELLOW SHAREHOLDERS:

   Investors around the world have been watching Wall Street in awe for the better part of 1995. Through September, the Dow Jones Industrial Average had reached record highs and had grown, along with the Standard & Poor's 500-Stock Index, by more than 20%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

   On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While the Congressional rhetoric is just beginning to heat up, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

   We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

   Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

   Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

[A 2 1/2" x 3 1/4" photo of Barry H. Evans, bottom right. Caption reads: "Barry
 H. Evans."]

              BY BARRY H. EVANS FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                              Intermediate Maturity
                                 Government Fund

                      Bonds continue up, but climb is rocky

During the summer, shareholders of John Hancock Adjustable U.S. Government Trust voted to change the investment objective of their Fund, which became John Hancock Intermediate Maturity Government Fund. Shareholders of two other funds - John Hancock Intermediate Government Trust and John Hancock U.S. Government Trust - approved the merger of their funds into John Hancock Intermediate Maturity Government Fund. These changes became effective September 22, 1995.

So far, 1995 has been the best of times for bond investors. Inflation has stayed low, and bond prices have risen nicely. It has been a nice reward to patient bond investors who lived through 1994, the worst year for bonds in recent memory. But the climb hasn't been straight uphill, especially recently. Since April, there have been several retreats -- each time when it seemed the economy might be speeding up.

   In May and June, reports of weakness raised the possibility that the economy was headed into recession. Conflicting signs of strong economic growth caused a few hiccups. But generally yields fell and bond prices rose. To stimulate the economy, the Federal Reserve cut short-term interest rates in early July. But investors had already anticipated the move,

                                                                     [CAPTION]
                                                                     "...1995
                                                                     has been
                                                                     the best
                                                                     of times
                                                                     for bond
                                                                     investors."

           John Hancock Funds - Intermediate Maturity Government Fund

[A pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into three sections. Going from top left to right:
 U.S. Government Agency Bonds 74%, Other 1%, U.S. Treasury Bonds 25%. A footnote states: "As a percentage of net assets on September 30, 1995."]


so it had little impact on bond prices. In August, new data showed the economy wasn't going into recession. Revived inflation fears, coupled with a huge auction of new Treasury bonds, drove bond prices down to mid-May levels. But in actuality, inflation stayed in check, so prices returned to their August highs by the end of September.

TREASURIES BEAT MORTGAGES

Most types of bonds posted gains during the six months from April through September. Treasuries with 10-year maturities returned 10%, while traditional mortgage bonds returned 7.56%. Treasuries -- which are more sensitive to changes in interest rates -- took the lead in the second quarter. But mortgage bonds rebounded in August as interest rates rose. Adjustable-rate mortgages (ARMs), however, returned their stated interest rates (or coupons), but their prices fluctuated little.

   During this period, the John Hancock Adjustable U.S. Government Trust (now known as John Hancock Intermediate Maturity Government Fund) nicely outperformed its peer group. For the six months ended September 30, 1995, the Fund's Class A and B shares had total returns of 3.66% and 3.35%, respectively, at net asset value, compared to the average adjustable-rate mortgage fund's 1.93% return over the same period, according to Lipper Analytical Services.(1) The Fund benefited from being more heavily invested in ARMs than most of its peers, with the balance of its assets in Treasuries, rather than cash. ARMs and Treasuries generally outperform cash instruments, which are typically less risky but have lower yields.

HIGHER INCOME, GREATER DIVERSIFICATION

At the end of September, the Fund's investment objective changed. Renamed John Hancock Intermediate Maturity Government Fund, it gained the flexibility to invest in securities other than ARMs. Greater diversification enables the Fund to better pursue a high level of income, while spreading out the risks associated with sector-specific funds.

   Going forward, we plan to keep the Fund's average maturity around five years. The benefit of five-year Treasuries is that they yield almost as much as 30-year Treasuries, with much less interest rate risk. To achieve an average maturity of five years, we'll buy fixed-income securities at opposite ends of the maturity spectrum in roughly equal weightings. This tactic is known as a barbell strategy


[CAPITON]
"At the
end of
September,
the Fund's
investment
objective
changed."

           John Hancock Funds - Intermediate Maturity Government Fund

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote "For the six months ended September 30, 1995." The chart is scaled in increments of 3% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 3.66% total return for John Hancock Intermediate Maturity Government Fund: Class A. The second represents the 3.35% total return for the John Hancock Intermediate Maturity Government Fund: Class B. The third represents the 1.93% total return for the average adjustable-rate mortgage fund. Footnote below reads: "The total returns for John Hancock Intermediate Maturity Government Fund are at net asset value with all distributions reinvested. The average adjustable-rate mortgage fund is tracked by Lipper Analytical Services. See "A Look at Performance" page for historical performance information."]


because it's heavy on both ends and light in the middle. On the "short" end will be ARMs and Treasuries averaging about one year. On the "long" end will be mortgage bonds and bonds issued by government agencies, both averaging around 10 years. This gives us the benefit of a five-year average maturity, plus more income.

   Soon after the Fund's rebirth, we increased its duration -- a measure of interest rate risk -- to 3.5 years. When the Fund invested primarily in ARMs, its average duration was two years. The longer a bond's duration, the more its price will fluctuate in response to movements in interest rates. The Fund now has more flexibility to take advantage of falling interest rates and find shelter when rates are rising.


INCREASE IN TRADITIONAL MORTGAGES,
DECREASE IN ARMS

At the end of September, the Fund had about a 75% stake in mortgages. Of this, half was in traditional mortgage-backed securities issued by the Government National Mortgage Association (GNMAs or "Ginnie Maes") and other government agencies; the other half in ARMs. The rest of the Fund's assets were in Treasuries and cash.

   But change is ahead. First, we plan to increase our stake in traditional government-issued mortgage-backed securities. We'll focus on mortgages issued between one and five years ago. They offer less prepayment risk than newly-issued mortgages, whose holders, still familiar with the relatively painless refinancing process, are more likely to pay off their mortgage early and refinance at a lower rate if interest rates keep falling. Prepayments erode a bond fund's steady level of income, leaving it with money to invest at a potentially lower rate of return. Another reason we're targeting mortgages issued between one and five years ago is that they are cheaper than older mortgages.

   Second, we plan to reduce the Fund's investment in ARMs. For those that we do own, the focus will be on Ginnie Mae ARMs, which are backed by the full faith and credit of the U.S. government. As a result, they're slightly easier to buy and sell than ARMs issued by other agencies. We'll also buy mostly ARMs with coupons that match current rates. They have the advantage of being more liquid than older coupons and are less likely to be prepaid.


                                                                   [CAPITON]
                                                                   "...there are
                                                                   no engines
                                                                   to push the
                                                                   economy into
                                                                   overdrive."

           John Hancock Funds - Intermediate Maturity Government Fund


LONG-TERM OPTIMISM

Going into 1996, the bond market's prospects seem bright. Inflation is low, and there are many reasons to believe it will remain in check. Demand for capital goods has been fueling the economy's growth, but seems to be waning. Plus, since consumer debt levels are high right now, we don't expect a flurry of consumer spending that typically fuels higher prices. So there are no engines to push the economy into overdrive.

   We're optimistic for other reasons as well. If the U.S. government reduces the deficit, it will be able to borrow at lower rates and cut inflation. And with U.S. stocks up 27% in the first nine months of 1995, equity investors may start taking profits by selling some of their stock holdings. If they do, bonds would be a logical place for them to invest the proceeds. Finally, the dollar looks like it may be closer to stabilizing relative to foreign currencies. This could attract more foreign investors to U.S. bonds, since they won't have to worry as much about losing money when they exchange back into their own currency. Even if we see volatility in the near term, we'll consider it a buying opportunity for the strong prospects ahead.

                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------


The tables on the right show the cumulative total returns and the average annual total returns for John Hancock Intermediate Maturity Government Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's shares. Performance figures include the maximum applicable sales charge of 3% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 3% and declining to 0% over four years) is included in Class B performance. (Performance is affected by a 12b-1 plan, which commenced on December 31, 1991 for both Class A and Class B shares.) Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.


Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.


                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 1995
                                                        ONE     LIFE OF
                                                        YEAR    FUND(1)
                                                        ----    -------
John Hancock Intermediate Maturity Government
  Fund: Class A                                         4.01%   13.50%

John Hancock Intermediate Maturity Government
  Fund: Class B                                         3.56%   14.67%


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 1995
                                                        ONE     LIFE OF
                                                        YEAR    FUND(1)
                                                        ----    -------
John Hancock Intermediate Maturity Government
  Fund: Class A                                         4.01%    4.02%

John Hancock Intermediate Maturity Government
  Fund: Class B                                         3.56%    3.72%



                                     YIELDS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1995
                                                               SEC 30-DAY
                                                                 YIELD
                                                                 -----
John Hancock Intermediate Maturity Government
  Fund: Class A                                                  6.38%

John Hancock Intermediate Maturity Government
  Fund: Class B                                                  5.92%


                              NOTES TO PERFORMANCE
(1) Class A and Class B shares started on December 31, 1991.

                     WHAT HAPPENED TO A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[ John Hancock Intermediate Maturity Government Fund
  Class A shares

  Line chart with the heading John Hancock Intermediate Maturity Government
  Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

  The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Intermediate Maturity Government Fund on December 31, 1991, before sales charge, and is equal to $11,951 as of September 30, 1995. The fourth line represents the John Hancock Intermediate Maturity Government Fund after sales charge and is equal to $11,350 as of September 30, 1995. The first line represents the value of the Lehman Government Bond Index and is equal to $12,975 as of September 30, 1995. The second line represents the value of the Lipper Intermediate U.S. Government Index and is equal to $12,246 as of September 30, 1995. ]


[ John Hancock Intermediate Maturity Government Fund
  Class B shares

  Line chart with the heading John Hancock Intermediate Maturity Government
  Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

  The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Intermediate Maturity Government Fund on December 31, 1991, before sales charge, and is equal to $11,667 as of September 30, 1995. The fourth line represents the John Hancock Intermediate Maturity Government Fund after sales charge and is equal to $11,467 as of September 30, 1995. The first line represents the value of the Lehman Government Bond Index and is equal to $12,975 as of September 30, 1995. The second line represents the value of the Lipper Intermediate U.S. Government Index and is equal to $12,246 as of September 30, 1995. ]


The charts on the right show how much a $10,000 investment in John Hancock Intermediate Maturity Government Fund would be worth on September 30, 1995, assuming you invested on the day each class of shares started and reinvested all distributions. For comparison, we've shown the same $10,000 investment in both the Lipper Intermediate U.S. Government Index and Lehman Government Bond Index. The Lipper Intermediate U.S. Government Index is an equally weighted, unmanaged index that measures the performance of funds with at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of five to ten years. The Lehman Government Bond Index is an unmanaged index that measures the performance of U.S. Treasury bonds and U.S. Government Agency bonds.

[LEGEND]

[SYMBOL] Intermediate Maturity Government Fund
         (not including maximum sales charge)

[SYMBOL] Intermediate Maturity Government Fund
         (including maximum sales charge)

[SYMBOL] Lehman Government Bond Index

[SYMBOL] Lipper Intermediate U.S. Government Index

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund


STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ASSETS:
  Investments at value - Note C:
   United States government and agencies obligations
     (cost - $42,358,118) ....................................     $ 42,944,700
  Cash .......................................................           99,266
  Receivable for investments sold ............................           11,694
  Receivable for shares sold .................................           24,935
  Interest receivable ........................................          384,932
  Receivable for mortgage backed security ....................           33,413
  Receivable from John Hancock Advisers, Inc. - Note B .......          164,852
  Deferred organization expenses .............................           12,110
  Miscellaneous assets .......................................            6,544
                                                                   ------------
                    Total Assets .............................       43,682,446
                    ============================================================
LIABILITIES:
  Dividend payable ...........................................            7,106
  Payable for shares repurchased .............................            4,410
  Payable to John Hancock Advisers, Inc. .....................
   and affiliates - Note B ...................................           38,622
  Accounts payable and accrued expenses ......................          141,728
                                                                   ------------
                    Total Liabilities ........................          191,866
                    ------------------------------------------------------------
NET ASSETS:
  Capital paid-in ............................................       43,934,714
  Accumulated net realized loss on investments ...............       (1,053,961)
  Net unrealized appreciation of investments .................          586,582
  Undistributed net investment income ........................           23,245
                                                                   ------------
                    Net Assets ...............................     $ 43,490,580
                    ============================================================
                    ------------------------------------------------------------

NET ASSET VALUE PER SHARE:
  (Based on net assets and shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with no par value, respectively)
  Class A - $33,831,096 / 3,437,852 ..........................     $       9.84
  ==============================================================================
  ------------------------------------------------------------------------------
  Class B - $9,659,484 / 981,582 .............................     $       9.84
  ==============================================================================
  ------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE*
  Class A - ($9.84 x 103.09%) ................................     $      10.14
  ==============================================================================
  ------------------------------------------------------------------------------

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON SEPTEMBER 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND.
IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Six months ended September 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INVESTMENT INCOME:
  Interest .....................................................      $ 801,578
                                                                      ---------
  Expenses:
   Investment management fee - Note B ..........................         56,724
   Custodian fee ...............................................         45,087
   Distribution/service fee - Note B
     Class A ...................................................         18,751
     Class B ...................................................         43,028
   Legal fees ..................................................         42,054
   Auditing fee ................................................         37,049
   Printing ....................................................         27,672
   Registration and filing fees ................................         13,643
   Transfer agent fee ..........................................         13,411
   Organization expense - Note A ...............................          4,846
   Miscellaneous ...............................................          1,418
   Advisory board fee ..........................................          1,302
                                                                      =========
                    Total Expenses .............................        304,985
                    Less expenses reimbursable
                    by John Hancock Advisers,
                    Inc. - Note B ..............................       (188,549)
                    ------------------------------------------------------------
                    Net Expenses ...............................        116,436
                    ------------------------------------------------------------
                    Net Investment Income ......................        685,142
                    ------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments sold ........................        (62,329)
  Change in net unrealized appreciation/depreciation
   of investments ..............................................        298,141
                                                                      ---------
                    Net Realized and Unrealized
                    Gain on Investments ........................        235,812
                    ------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ..................      $ 920,954
                    ------------------------------------------------------------
                    ------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund


STATEMENT OF CHANGES IN NET ASSETS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                   SEPTEMBER 30, 1995    MARCH 31,
                                                                                                        (UNAUDITED)        1995
                                                                                                       -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .........................................................................      $    685,142    $  1,338,090
  Net realized loss on investments sold .........................................................           (62,329)       (520,533)
  Change in net unrealized appreciation/depreciation of investments .............................           298,141         111,364
                                                                                                       ------------    ------------
   Net Increase in Net Assets Resulting from Operations .........................................           920,954         928,921
                                                                                                       ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
   Class A - ($0.3080 and $0.4823 per share, respectively) ......................................          (435,163)       (858,632)
   Class B - ($0.2759 and $0.4220 per share, respectively) ......................................          (259,616)       (466,720)
                                                                                                       ------------    ------------
     Total Distributions to Shareholders ........................................................          (694,779)     (1,325,352)
                                                                                                       ------------    ------------

FROM FUND SHARE TRANSACTIONS-- NET* .............................................................        20,808,989     (13,084,232)
                                                                                                       ------------    ------------

NET ASSETS:
  Beginning of period ...........................................................................        22,455,416      35,936,079
                                                                                                       ------------    ------------
  End of period (including undistributed net investment income of
   $23,245 and $16,337, respectively) ...........................................................      $ 43,490,580    $ 22,455,416
                                                                                                       ============    ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                             SIX MONTHS ENDED                   YEAR ENDED
                                                                            SEPTEMBER 30, 1995                   MARCH 31,
                                                                               (UNAUDITED)                         1995
                                                                       -----------------------------   -----------------------------
                                                                          SHARES          AMOUNT          SHARES          AMOUNT
                                                                       ------------    ------------    ------------    ------------
CLASS A
  Shares sold ......................................................      1,309,659    $ 12,888,035         402,099    $  3,948,024
  Shares issued in reorganization - Note D .........................      2,305,865      22,643,129              --              --
  Shares issued to shareholders in reinvestment of distributions ...         19,351         190,416          53,589         522,853
                                                                       ------------    ------------    ------------    ------------
                                                                          3,634,875      35,721,580         455,688       4,470,877
  Less shares repurchased ..........................................     (1,520,418)    (14,998,624)     (1,590,669)    (15,565,847)
                                                                       ------------    ------------    ------------    ------------
  Net increase (decrease) ..........................................      2,114,457    $ 20,722,956      (1,134,981)   $(11,094,970)
                                                                       ============    ============    ============    ============
CLASS B
  Shares sold ......................................................         67,366    $    622,778         244,622    $  2,378,527
  Shares issued in reorganization - Note D .........................         77,218         758,254              --              --
  Shares issued to shareholders in reinvestment of distributions ...         16,174         159,155          30,065         293,677
                                                                       ------------    ------------    ------------    ------------
                                                                            160,758       1,540,187         274,687       2,672,204
  Less shares repurchased ..........................................       (150,622)     (1,454,154)       (478,404)     (4,661,466)
                                                                       ------------    ------------    ------------    ------------
  Net increase (decrease) ..........................................         10,136    $     86,033        (203,717)   $ (1,989,262)
                                                                       ============    ============    ============    ============


THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, DISTRIBUTIONS PAID TO SHAREHOLDERS AND ANY INCREASE OR DECREASE IN MONEY THAT SHAREHOLDERS HAVE INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE PERIOD, ALONG WITH THE CORRESPONDING DOLLAR VALUE.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund



FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                                                                   FOR THE PERIOD
                                                  SIX MONTHS ENDED                                                DECEMBER 31, 1991
                                                    SEPTEMBER 30,                YEAR ENDED MARCH 31,               (COMMENCEMENT
CLASS A                                                1995(e)        ----------------------------------------      OF OPERATIONS)
PER SHARE OPERATING PERFORMANCE                     (UNAUDITED)         1995(d)         1994           1993       TO MARCH 31, 1992
                                                    -----------       ----------     ----------     ----------    -----------------
  Net Asset Value, Beginning of Period .........     $     9.79       $     9.89     $    10.05     $    10.03      $    10.00(b)
                                                     ----------       ----------     ----------     ----------      ----------
  Net Investment Income ........................           0.31             0.49           0.41           0.58            0.17
  Net Realized and Unrealized Gain (Loss)
   on Investments ..............................           0.05            (0.11)         (0.16)          0.02            0.03
                                                     ----------       ----------     ----------     ----------      ----------
   Total from Investment Operations ............           0.36             0.38           0.25           0.60            0.20
                                                     ----------       ----------     ----------     ----------      ----------
  Less Distributions:
  Dividends from Net Investment Income .........          (0.31)           (0.48)         (0.41)         (0.58)          (0.17)
                                                     ----------       ----------     ----------     ----------      ----------
  Net Asset Value, End of Period ...............     $     9.84       $     9.79     $     9.89     $    10.05      $    10.03
                                                     ==========       ==========     ==========     ==========      ==========
  Total Investment Return at Net Asset Value ...           3.66%(c)         3.98%          2.51%          6.08%           1.96%(c)
  Total Adjusted Investment Return at Net
   Asset Value (a) .............................           2.84%(c)         3.43%          2.27%          5.53%           0.84%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) ....     $   33,831          $12,950        $24,310        $33,273         $13,775
  Ratio of Expenses to Average Net Assets ** ...           0.75%*           0.75%          0.75%          0.50%           0.50%*
  Ratio of Adjusted Expenses to Average Net
   Assets (a) ..................................           2.39%*           1.30%          0.99%          1.05%           1.62%*
  Ratio of Net Investment Income to Average
   Net Assets ** ...............................           6.51%*           4.91%          4.09%          5.47%           6.47%*
  Ratio of Adjusted Net Investment Income to
   Average Net Assets (a) ......................           4.87%*           4.36%          3.85%          4.92%           5.35%*
  Portfolio Turnover Rate ......................            109%             341%           244%           186%              1%
  **Expense Reimbursement per share ............     $     0.07       $     0.05     $     0.002    $     0.06      $     0.11


THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIODS INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       11

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund


FINANCIAL HIGHLIGHTS (continued)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                                                                   FOR THE PERIOD
                                                  SIX MONTHS ENDED                                                DECEMBER 31, 1991
                                                    SEPTEMBER 30,                YEAR ENDED MARCH 31,               (COMMENCEMENT
CLASS B                                                1995(e)        ----------------------------------------      OF OPERATIONS)
PER SHARE OPERATING PERFORMANCE                     (UNAUDITED)          1995(d)         1994          1993       TO MARCH 31, 1992
                                                    -----------       -----------    -----------    ----------    -----------------
  Net Asset Value, Beginning of Period..........    $    9.79         $     9.89        $ 10.05        $ 10.03     $   10.00(b)
                                                    -----------       -----------    -----------    ----------     ----------------
  Net Investment Income.........................         0.28               0.43           0.34           0.51          0.15
  Net Realized and Unrealized Gain (Loss)
   on Investments...............................         0.05              (0.11)         (0.16)          0.02          0.03
                                                    -----------       -----------    -----------    ----------     ----------------
   Total from Investment Operations.............         0.33               0.32           0.18           0.53          0.18
                                                    -----------       -----------    -----------    ----------     ----------------
  Less Distributions:

  Dividends from Net Investment Income..........        (0.28)             (0.42)         (0.34)         (0.51)        (0.15)
                                                    ----------        -----------    -----------    -----------    ----------------
  Net Asset Value, End of Period................    $    9.84         $     9.79         $ 9.89     $    10.05     $   10.03
                                                    ===========       ===========    ===========    ===========    ================
  Total Investment Return at Net Asset Value....         3.35%(c)           3.33%          1.85%          5.40%         1.80%(c)
  Total Adjusted Investment Return at Net
   Asset Value..................................         2.53%(c)           2.78%          1.61%          4.85%         0.68%(c)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted).....    $   9,659            $ 9,506        $11,626        $13,753        $1,630
  Ratio of Expenses to Average Net Assets **....         1.40%*             1.40%          1.40%          1.15%         1.15%*
  Ratio of Adjusted Expenses to Average Net
   Assets (a)...................................         3.04%*             1.95%          1.64%          1.70%         2.27%*
  Ratio of Net Investment Income to Average
   Net Assets **................................         5.11%*             4.26%          3.44%          4.82%         5.85%*
  Ratio of Adjusted Net Investment Income to
   Average Net Assets (a).......................         3.47%*             3.71%          3.20%          4.27%         4.73%*
  Portfolio Turnover Rate.......................          109%               341%           244%           186%            1%
  ** Expense Reimbursement per share............    $    0.07             $ 0.05         $ 0.002        $ 0.06     $    0.11

 * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(e) As of September 22, 1995 the Fund changed its name from John Hancock Adjustable U.S. Government Trust to John Hancock Intermediate Maturity Government Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund

SCHEDULE OF INVESTMENTS

September 30, 1995 (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY INTERMEDIATE MATURITY GOVERNMENT FUND ON SEPTEMBER 30, 1995. IT CONSISTS OF U.S. GOVERNMENT AND AGENCIES OBLIGATIONS.

                                                                                                     PAR VALUE
                                                                                          INTEREST   (000'S        MARKET
ISSUER, DESCRIPTION                                                                         RATE     OMITTED)       VALUE
-------------------                                                                       --------   ---------     ------
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
GOVERNMENTAL - U.S. (24.85%)
     United States Treasury, Notes, Due 05-15-00.....................................       8.875%    $2,865     $ 3,196,710
     United States Treasury, Bond, Due 08-15-03......................................      11.125      3,685       4,799,123
     United States Treasury, Bond, Due 08-15-13......................................      12.000      1,910       2,810,393
                                                                                                                  ----------
                                                                                                                  10,806,226
                                                                                                                  ----------
GOVERNMENTAL - U.S. AGENCIES (73.89%)
  Federal Home Loan Mortgage Corp,
   Adjustable Rate Mortgage
     Due 10-01-18....................................................................       6.197        269         267,304
     Due 10-01-18....................................................................       6.250        144         140,653
     Due 05-01-17....................................................................       6.324         10          10,150
     Due 02-01-19....................................................................       6.391         31          29,884
     Due 05-01-17....................................................................       7.375         54          53,829
     Due 05-01-16....................................................................       7.625          6           6,164
     Due 03-01-19....................................................................       7.639      1,921       1,976,226
     Due 10-01-18....................................................................       7.750         59          59,572
  Federal National Mortgage Association,
   Adjustable Rate Mortgage
     Due 04-01-19....................................................................       6.065         45          44,595
     Due 04-01-16....................................................................       6.625        492         494,328
     Due 03-01-14....................................................................       6.991         35          35,453
     Due 06-01-14....................................................................       6.991         24          24,565
     Due 10-01-10....................................................................       7.000      2,450*      2,457,656
     Due 11-01-13....................................................................       7.120        104         104,219
     Due 03-01-27....................................................................       7.350         41          40,872
     Due 10-01-19....................................................................       7.563      1,562       1,590,375
     Due 10-01-17....................................................................       7.626        935*        956,211
     Due 07-01-16....................................................................       7.750         46          46,430
     Due 09-01-18....................................................................       7.905      2,083       2,153,354
     Due 05-01-17....................................................................       8.000         52          52,678
     Due 09-01-18....................................................................       8.003      1,469       1,518,855
     Due 10-01-17....................................................................       8.200        246         272,971
     Due 06-01-19....................................................................       8.366        969       1,002,763
     Due 08-01-24....................................................................       8.500      1,517*      1,570,990


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund

                                                                                                     PAR VALUE
                                                                                          INTEREST   (000'S        MARKET
ISSUER, DESCRIPTION                                                                         RATE     OMITTED)       VALUE
-------------------                                                                       --------   ---------     ------
GOVERNMENTAL - U.S. AGENCIES (CONTINUED)
  Government National Mortgage Association,
   30 Yr SF Pass thru Ctf 05-15-24...................................................       7.500%    $2,139*    $ 2,162,420
   30 Yr SF Pass thru Ctf 05-15-24 to 11-15-24.......................................       8.000      3,823*      3,933,796
   30 Yr SF Pass thru Ctf 04-15-16 to 01-15-17.......................................       9.000      3,784*      4,023,087
   30 Yr SF Pass thru Ctf 05-15-15...................................................      11.500          8           9,462
   30 Yr SF Pass thru Ctf 02-15-14...................................................      12.000         25          27,399
   30 Yr SF Pass thru Ctf 07-15-15...................................................      12.500         66          75,021
   GNMA II Due 07-20-25..............................................................       7.000      6,846*      6,997,192
                                                                                                                 -----------
                                                                                                                  32,138,474
                                                                                                                 -----------
                                                                         TOTAL U.S. GOVERNMENT AND
                                                                              AGENCIES OBLIGATIONS
                                                                                (Cost $42,358,118)    (98.74)%    42,944,700
                                                                                                      ------     -----------
                                                                                 TOTAL INVESTMENTS    (98.74)%   $42,944,700
                                                                                                      ======     ===========

* Securities other than short-term investments, newly added to the portfolio during the period ended September 30, 1995. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.





                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund

(UNAUDITED) NOTE A -- ACCOUNTING POLICIES John Hancock Bond Fund, (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of one series portfolio, John Hancock Intermediate Maturity Government Fund (the "Fund"). Prior to September 22, 1995, the Fund was known as John Hancock Adjustable U.S. Government Trust and invested all of its assets in John Hancock Adjustable U.S. Government Fund (The "Portfolio"), and owned 100% of the shares of the Portfolio. After the close of business on September 22, 1995, the Portfolio was collapsed into the Fund in a tax-free reorganization. All assets and liabilities of the Portfolio, including its securities, retaining their original cost, became assets and liabilities of the Fund. Income and expenses of the Portfolio for the period from April 1, 1995 to September 22, 1995 have been combined with those of the Fund in the Statement of Operations. Also after the close of business on September 22, 1995, John Hancock U.S. Government Trust and John Hancock Intermediate Government Trust, which were previously series portfolios of the Trust, were merged into the Fund, in tax-free reorganizations. Two other series portfolios of the Trust, John Hancock Investment Quality Bond Fund and John Hancock Government Securities Trust, were merged into other funds sponsored by John Hancock on September 15, 1995, also as tax-free reorganizations.

   The Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan have exclusive voting rights regarding such distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FEDERAL INCOME TAX The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the policy of the Fund to distribute all of its taxable income, including any net realized gain on investments, to its shareholders within the prescribed time periods. Therefore, no federal income or excise tax provision is required. For federal income tax purposes, at December 31, 1994, the Fund has approximately $55,146,000 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: 1996 --

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund


$39,800,000, 1997 -- $3,015,000, 1998 -- $5,413,000, 1999 -- $654,000, 2000 --
$2,208,000, 2001 -- $23,000 and 2002 -- $4,033,000. The Fund's tax year end is
December 31.

   Of the capital loss carryforward expiring in 1996, 1997, 1998, 1999, 2000 and 2002, $39,800,000, $2,986,000, $5,413,000, $654,000, $2,152,000 and $2,500,000,
respectively, were acquired in the merger with John Hancock U.S. Government Trust (JHUSGT) and the capital loss carryforward expiring in 1997 and 2002, $29,000 and $706,000, respectively, were acquired in the merger with John Hancock Intermediate Government Trust (JHIGT).

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES Prior to September 22, 1995, the majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to operations ratably over a five-year period that began with the commencement of investment operations of the Fund.


NOTE B --
MANAGEMENT FEE,
ADMINISTRATIVE SERVICES AND TRANSACTIONS
WITH AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent at an annual basis of 0.50% of the Fund's average daily net asset value. Prior to September 22, 1995, 0.40% represented investment advisory fees paid by the Portfolio and indirectly by the Fund through its investment in the Portfolio. The remaining 0.10% was for administrative fees paid directly by the Fund.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

   The Adviser has temporarily agreed to limit fund expenses until December 31, 1996, including the management fee, to 0.75% and 1.40% of the average net assets attributable to the Class A and Class B shares, respectively. Accordingly, the entire Adviser's fee amounting to $56,724 has been waived and the Adviser has reimbursed the Fund for the remaining excess expenses of $131,825.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 30, 1995, JH Funds received net sales charges of $7,344 with regard to sales of Class A shares. Out of this amount, $94 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,250 was paid as sales commissions to unrelated broker-dealers and nothing was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"). The Adviser's indirect parent,

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund


John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro, which are broker-dealers.

   Class B shares which are redeemed within four years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 3.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 30, 1995, contingent deferred sales charges amounted to $23,297.

   In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments for distribution and service expenses which in total will not exceed on an annual basis 0.25% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares. The Fund has temporarily limited the distribution and service fees attributable to Class B shares to 0.90% of average daily net assets. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers which became effective July 7, 1993. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Board of Trustees approved a shareholder servicing agreement between the Fund and John Hancock Investors Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a fee based on transaction volume and number of shareholder accounts.

   Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser, and its affiliates as well as a Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability as regards to the deferred compensation. Investments to cover the deferred compensation liability will be recorded on the books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the books.

   The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition. The Fund pays the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities by the Fund, other than short-term obligations, during the period ended September 30, 1995 aggregated $35,361,575 and $26,570,542 , respectively.

   The cost of investments owned by the Fund at September 30, 1995 for Federal income tax purposes was $42,358,118. Gross unrealized appreciation and depreciation of investments aggregated $649,226, and $62,644, respectively, resulting in net unrealized appreciation of $586,582.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund

NOTE D --
REORGANIZATION
On September 8, 1995, the shareholders of John Hancock Intermediate Government Trust, (JHIGT) approved a plan of reorganization between JHIGT and the Fund providing for the transfer of substantially all of the assets and liabilities of JHIGT to the Fund in exchange solely for Class A shares and Class B shares of the Fund. The acquisition after the close of business on September 22, 1995 was accounted for as a tax free exchange of 672,093 Class A shares, and 48,918 Class B shares for the net assets of JHIGT which amounted to $6,599,818 and $480,359 for Class A and Class B shares, respectively, including $89,503 of unrealized appreciation.

   Also on September 8, 1995, the shareholders of John Hancock U.S. Government Trust, (JHUSGT) approved a plan of reorganization between JHUSGT and the Fund providing for the transfer of substantially all of the assets and liabilities of JHUSGT to the Fund in exchange solely for Class A shares and Class B shares of the Fund. The acquisition after the close of business on September 22, 1995 was accounted for as a tax free exchange of 1,633,772 Class A shares, and 28,300 Class B shares for the net assets of JHUSGT which amounted to $16,043,311 and $277,895 for Class A and Class B shares, respectively, including $362,315 of unrealized appreciation.

   After the close of business on September 22, 1995, and prior to the acquisitions referred to above, the Portfolio collapsed into the Fund in a tax-free reorganization resulting in increases in the Fund's undistributed net income of $16,545, unrealized appreciation of investments of $183,471 accumulated net realized loss on investments of $203,823 and capital paid-in of $3,807.

                                      NOTES
--------------------------------------------------------------------------------
           John Hancock Funds - Intermediate Maturity Government Fund

[ A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm." ]

[ A recycled logo in lower left hand corner with caption "Printed on Recycled
  Paper."  ]

[ A Postage logo in the upper right corner which reads "Bulk Rate U.S. Postage
  PAID Brockton, MA Permit No. 582" ]

--------------------------------------------------------------------------------

   This report is for the information of shareholders of the John Hancock Intermediate Maturity Government Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


JHD 550SA 9/95